Unit-based Compensation - Additional Information (Details)	Apr. 14, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for futire issuance	2,500,000
Share based compensation by share based award number of shares authorized for issuance	2,418,000
Share based compensation by share based award number of shares available for issuance	82,000
Limited Liability Company Profit Interests Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for futire issuance	2,500,000
Share based compensation by share based award number of shares authorized for issuance	2,413,367
Share based compensation by share based award number of shares available for issuance	86,633